Praxis Mutual Funds

Praxis International Index Fund

Supplement dated March 1, 2018 (“Supplement”) to the

Statement of Additional Information

dated April 30, 2017, as supplemented

This Supplement contains new and additional information and should be read in connection with your

Summary Prospectus and Prospectus.

1)	At a Meeting held on February 24-25, 2018, the Board of Trustees of the Praxis Mutual Funds (the “Board”) approved a reduction in the management fee for the Praxis International Index Fund (the “Fund”). As a result, effective March 1, 2018, the following changes are being made to the Fund’s Statement of Additional Information:

a)	The third sentence in the first paragraph and table that immediately follows in the section titled “MANAGEMENT OF THE COMPANY – Investment Adviser” are deleted in their entirety and replaced with the following to reflect the reduction in the investment management fees paid by the Fund to Everence Capital Management:

For the services provided pursuant to the Investment Advisory Agreement, each of the Funds pays the Adviser a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the average daily net assets of that Fund as set forth below:

Fund	Percentage of Average Daily Net Assets
Impact Bond Fund	0.40%
International Index Fund	0.55% up to $100 million 0.45% over $100 million up to $500 million 0.38% over $500 million.
Value Index Fund	0.30%
Growth Index Fund	0.30%
Small Cap Index Fund	0.30%
Genesis Growth Portfolio	0.05%
Genesis Balanced Portfolio	0.05%
Genesis Conservative Portfolio	0.05%

b)	The fourth sentence in the fourth paragraph in the section titled “MANAGEMENT OF THE COMPANY – Investment Adviser” is deleted in its entirety and replaced with the following to reflect the reduction in the investment sub-advisory fees paid by Everence Capital Management to Aperio Group, LLC:

For the services provided pursuant to the current Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee computed daily and paid monthly, at an annual rate of fifteen one-hundredths of one percent (0.15 percent) of the International Index Fund’s average daily net assets up to and including $500 million and thirteen one hundredths of one percent (0.13 percent) of the International Index Fund’s average daily net assets over $500 million.

2)	Effective November 11, 2017, the Praxis Mutual Funds Nominating Committee and Praxis Mutual Funds Governance Committee (the “Committees”) approved the combination of the Committees consisting of all members of the Board. As a result, the following changes are being made to the Fund’s Statement of Additional Information:

a)	The paragraph in the section titled “MANAGEMENT OF THE COMPANY – Board Structure and Leadership” is deleted in its entirety and replaced with the following:

The Board of Trustees has structured itself in a way that it believes allows it to perform its oversight function effectively. It has established two standing committees: an Audit Committee and a Nominating and Governance Committee. At least 75 percent of the Trustees are Independent Trustees. The Chairperson of the Board is an Independent Trustee. The Independent Chair plays a significant role in helping to set the agenda, presides over Independent Trustee sessions, and serves as a liaison between the Independent Trustees and management. The Independent Trustees, including the Independent Chair, help identify matters for consideration by the Board and follow up by management. The Independent Trustees have also engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Company. Given the importance of ensuring effective, independent oversight and decision making, the Board of Trustees has adopted a principle of corporate governance requiring that whenever the Chairperson is not deemed to be an Independent Trustee, a Lead Independent Trustee will be appointed. The Board of Trustees reviews its structure no less frequently than annually. The Board of Trustees believes that its current leadership structure, including the composition of the Board and its Committees, is an appropriate means to provide effective oversight on behalf of shareholders.

b)	The first paragraph in the section titled “MANAGEMENT OF THE COMPANY – Trustee Attributes” is deleted in its entirety and replaced with the following:

The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills (“Trustee Attributes”) appropriate to continued service as a Trustee of the Company in light of the Company’s business and structure. The Board of Trustees has established a Nominating and Governance Committee, which evaluates potential candidates based on a variety of factors. Among those factors are the particular skill sets of a potential Trustee that complement skills and expertise of existing Board members. In addition to a demonstrated record of academic, business and/or professional accomplishment, many of the Trustees have served on the Board of Trustees for a significant a number of years. In their service to the Company, the Trustees have gained substantial insight into the operation of the Company and have demonstrated a commitment to discharging oversight duties as trustees in the interests of shareholders. Newer Trustees bring additional perspectives that contribute to the effectiveness of the Board of Trustees. The Nominating and Governance Committee annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed. In conducting its annual self-assessment, the Nominating and Governance Committee has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Company. Additional information about Trustee Attributes is contained in the following table, which shows the names of the Trustees and officers of the Company, their mailing addresses, birthdates (in the case of Independent Trustees), ages (in the case of Interested Trustees and Officers) and their principal occupations during the past five (5) years.

c)	The first, third and fourth paragraphs in the section titled “MANAGEMENT OF THE COMPANY – Trustee Attributes – Standing Committees” are deleted in their entirety and replaced with the following:

Standing Committees The Board of Trustees has established two standing committees: the Audit Committee and the Nominating and Governance Committee.

The Nominating and Governance Committee is comprised of all of the members of the Board of Trustees. The Nominating and Governance Committee was created in November 2017 by combining the Nominating Committee and the Governance Committee. The former Governance Committee was comprised of all of the members of the Board of Trustees and met two (2) times during 2016. The former Nominating Committee was comprised solely of the Independent Trustees and met three (3) times during 2016.

The Nominating and Governance Committee performs the following functions: (i) reviews periodically the governance principles established by the Board of Trustees and, if deemed appropriate, recommends changes to the Board of Trustees; (ii) evaluates the performance of the Board of Trustees and the Trust in light of the governance principles, considers whether improvements or changes are warranted, makes recommendations for any necessary or appropriate changes; and (iii) takes other appropriate actions consistent with its charter. In addition, the Independent Trustees on the Nominating and Governance Committee are exclusively responsible for identifying, evaluating the qualifications of, and nominating all persons for appointment or election as Trustees of the Trust in accordance with specified criteria. The Committee will consider Independent Trustee candidates recommended by shareholders of the Trust in accordance with certain procedural requirements, which are located on the Company’s website and available upon request. The Committee will evaluate shareholder Trustee candidates using the same criteria applied to other Independent Trustee candidates along with certain additional requirements. The names of shareholder candidates may be submitted to the Trust’s Secretary or any member of the Committee in writing at the address of the Trust. Sufficient background information about the candidate also must be submitted to enable the Committee to assess the candidate’s qualifications in light of the Committee’s selection guidelines.

3)	Effective January 1, 2018, R. Clair Sauder retired from the Board and its Committees. Effective as of Mr. Sauder’s retirement, Karen Klassen Harder, Ph.D. was appointed Chairperson of the Board of Trustees. Effective January 1, 2018, Andy Dula was appointed as an Independent Trustee. As a result, the following changes are being made to the Fund’s Statement of Additional Information:

a)	The table in the section titled “MANAGEMENT OF THE COMPANY – Trustee Attributes – Independent Trustees” is deleted in its entirety and replaced with the following:

Name, Year of Birth and Address	Position and Start Date	Principal Occupation During the Past Five Years	Number of Portfolios Overseen by Trustee	Other Directorships Held by Trustee

Laura A. Berry c/o Everence Capital Management, Inc. 1110 North Main Street Goshen, IN 46528 Birthdate: 4/8/1958	Trustee since 1/1/17	Retired; Executive Director, Interfaith Center on Corporate Responsibility (2007 – 2016)	8	N/A

Andy Dula c/o Everence Capital Management, Inc. 1110 North Main Street Goshen, IN 46528 Birthdate: 7/5/1969	Trustee since 1/1/18	Chief Financial Officer and Chief Operations Officer at Elam G Stoltzfus Jr Inc. (construction and real estate) (2012 – present)	8	N/A

Karen Klassen Harder, Ph.D. c/o Everence Capital Management, Inc. 1110 North Main Street Goshen, IN 46528 Birthdate: 1/22/1956	Chairperson since 1/1/18 Trustee since 12/2/93	Professor, Bluffton University (2001 – present)	8	N/A

Jeffrey K. Landis c/o Everence Capital Management, Inc. 110 North Main Street Goshen, IN 46528 Birthdate: 5/14/1969	Trustee since 4/28/16	Landis, Hunsberger, Gingrich & Weik, LLP (Law Firm)(1994-present)	8	N/A

Dwight L. Short c/o Everence Capital Management, Inc. 1110 North Main Street Goshen, IN 46528 Birthdate: 3/30/1945	Trustee since 1/1/14	Chairman, Christian Investment Forum (2015 – present); President, DLS Consulting, (consulting and writing) (2005 – present)	8	N/A

Name, Year of Birth and Address	Position and Start Date	Principal Occupation During the Past Five Years	Number of Portfolios Overseen by Trustee	Other Directorships Held by Trustee

Candace L. Smith c/o Everence Capital Management, Inc. 1110 North Main Street Goshen, IN 46528 Birthdate: 7/10/1958	Trustee since 11/16/07	Managing Director of Risk, MicroVest Capital Management, LLC (2015 – present); COO, MicroVest Capital Management LLC (2011–2015); CFO, MicroVest Capital Management LLC (2005 – 2011)	8	Director, MicroVest GMG Local Credit Fund (2012 to present)

b)	The table regarding dollar range of equity securities owned by each Trustee and the immediately preceding paragraph in the section titled “MANAGEMENT OF THE COMPANY – Trustee Attributes” is deleted in its entirety and replaced with the following:

For the calendar year ended December 31, 2016, unless otherwise noted, the dollar range of equity securities owned by each Trustee in the Funds and the Fund Complex is as follows:

Name of Trustee	Fund Name	Dollar Range of Equity Securities	Aggregate Dollar Range in Fund Complex

Independent Trustees

Laura A. Berry[1]	None	None	None

Karen Klassen Harder, Ph.D.	Growth Index Fund	$1 - $10,000	$50,001 - $100,000
	Conservative Portfolio	$50,001 - $100,000

Andy Dula[2]	None	None	None

Jeffrey K. Landis	Impact Bond Fund	$1 - $10,000	$10,001 - $50,000
	International Index Fund	$1 - $10,000
	Value Index Fund	$1 - $10,000
	Growth Index Fund	$1 - $10,000
	Small Cap Index Fund	$1 - $10,000

R. Clair Sauder[3]	Impact Bond Fund	$50,001 - $100,000	Over $100,000
	Small Cap Index Fund	$10,001 - $50,000
	International Index Fund	$10,001 - $50,000

Candace L. Smith	Impact Bond Fund	$10,001 - $50,000	$10,001 - $50,000
	International Index Fund	$10,001 - $50,000

Dwight L. Short	Value Index Fund	$10,001 - $50,000	$50,001 - $100,000
	Growth Index Fund	$10,001 - $50,000
	Small Cap Index Fund	$10,001 - $50,000
	International Index Fund	$10,001 - $50,000

Interested Trustees

Kenneth D. Hochstetler	Impact Bond Fund	$1 - $10,000	$50,001 - $100,000
	Value Index Fund	$10,001 - $50,000
	Growth Index Fund	$10,001 - $50,000
	International Index Fund	$10,001 - $50,000
	Small Cap Index Fund	$1 - $10,000
	Growth Portfolio	$10,001 - $50,000

[1]	Ms. Berry was appointed an Independent Trustee effective January 1, 2017.
[2]	Mr. Dula was appointed an Independent Trustee effective January 1, 2018. Information as of October 30, 2017.
[3]	Mr. Sauder retired as a Trustee of the Trust effective January 1, 2018.

4.	Effective March 1, 2018, Annie Tan has been named a co-portfolio manager of the Praxis International Index Fund (the “Fund”). Accordingly,

a.	The first paragraph and table that immediately follows in the section titled “MANAGEMENT OF THE COMPANY - Portfolio Managers - Aperio” in the Statement of Additional Information are deleted in their entirety and replaced with the following:

The portfolio managers of Aperio primarily responsible for the day-to-day management of the International Index Fund’s investments are Ran Leshem, Michael Branch and Annie Tan. In addition, Messrs. Leshem and Branch and Ms. Tan manage other accounts on behalf of the Sub-Adviser. The tables below indicate the accounts over which each has day-to-day investment responsibility. The information in the table is as of December 31, 2017.

Michael Branch and Annie Tan - Other Accounts Managed

Registered Investment Companies: 3 with total assets of $647.80 million

Other Pooled Investment Vehicles: 1 with total assets of approximately $150.58 million

Other Accounts: 4,284 accounts with total assets of approximately $22.66 billion

Ran Leshem - Other Accounts Managed

Registered Investment Companies: 5 with total assets of $1,009.70 million

Other Pooled Investment Vehicles: 1 with total assets of approximately $150.58 million

Other Accounts: 4,284 accounts with total assets of approximately $22.66 billion

b.	The sixth paragraph and the table that immediately follows in the section titled “MANAGEMENT OF THE COMPANY - Portfolio Managers - Aperio” in the Statement of Additional Information are deleted in their entirety and replaced with the following:

The following table sets forth the dollar range of shares beneficially owned by each of the Fund’s portfolio managers as of June 30, 2017, unless otherwise noted:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Managed by the Portfolio Manager
Dale Snyder	Value Index Fund: $10,001 - $50,000 Growth Index Fund: $10,001 - $50,000 Small Cap Index Fund: None
Benjamin Bailey	Impact Bond Fund: $10,001 - $50,000
Delmar King	Impact Bond Fund: Over $100,000
Ran Leshem	International Index Fund: None
Michael Branch	International Index Fund: None
Annie Tan*	International Index Fund: None

*	As of December 31, 2017

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE